STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	CAPITAL MARKETS - 8.3%
4,826	S&P Global, Inc.	$ 2,646,771

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
2,147	MSCI, Inc.	1,218,895

	E-COMMERCE DISCRETIONARY - 4.5%
6,294	Amazon.com, Inc.(a)	1,441,326

	HEALTH CARE EQUIPMENT & SUPPLIES - 9.8%
4,783	IDEXX Laboratories, Inc.(a)	3,095,031

	HEALTH CARE TECHNOLOGY - 5.3%
6,241	Veeva Systems, Inc., Class A(a)	1,680,077

	INTERNET MEDIA & SERVICES - 4.8%
7,131	Alphabet, Inc., Class C	1,522,682

	IT SERVICES - 4.3%
9,601	Shopify, Inc., Class A(a)	1,356,429

	PROFESSIONAL SERVICES - 8.2%
28,980	CoStar Group, Inc.(a)	2,593,420

	ROAD & RAIL - 2.9%
6,046	Old Dominion Freight Line, Inc.	912,765

	SEMICONDUCTORS - 8.3%
1,874	ASML Holding N.V. - ADR	1,391,670
18,129	Tokyo Electron Ltd. - ADR	1,236,579
		2,628,249
	SOFTWARE - 25.2%
3,962	Atlassian Corporation, Class A(a)	704,364
3,082	Cadence Design Systems, Inc.(a)	1,080,026
1,658	HubSpot, Inc.(a)	801,096

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 25.2% (Continued)
2,147	Microsoft Corporation	$ 1,087,864
4,530	MongoDB, Inc.(a)	1,429,714
1,054	ServiceNow, Inc.(a)	967,003
1,695	Synopsys, Inc.(a)	1,022,966
3,981	Workday, Inc., Class A(a)	918,894
		8,011,927
	TECHNOLOGY SERVICES - 11.6%
219,013	Adyen N.V. - ADR(a)	3,675,038

	TRANSPORTATION & LOGISTICS - 3.0%
3,213	Saia, Inc.(a)	952,526

	TOTAL COMMON STOCKS (Cost $29,340,348)	31,735,136

	TOTAL INVESTMENTS - 100.0% (Cost $29,340,348)	$ 31,735,136
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(1,538)
	NET ASSETS - 100.0%	$ 31,733,598

ADR	- American Depositary Receipt
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	Less than 0.1%.